Segment Information Segment Information - Selected Information for Cruise and Tour and Other Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Segment Reporting Information [Line Items]
Revenues	$ 16,389	$ 15,714	$ 15,884
Operating costs and expenses	9,383	9,447	10,421
Selling and administrative	2,197	2,067	2,054
Depreciation and amortization	1,738	1,626	1,637
Operating income (loss)	3,071	2,574	1,772
Capital expenditures	3,062	2,294	2,583
Total assets	38,936	39,237	39,448
North America Segment
Segment Reporting Information [Line Items]
Revenues	10,267	9,866	9,559
Operating costs and expenses	5,786	5,925	6,436
Selling and administrative	1,220	1,140	1,121
Depreciation and amortization	1,056	994	961
Operating income (loss)	2,205	1,807	1,041
Capital expenditures	2,069	854	1,315
Total assets	23,454	22,420	22,681
EAA Segment
Segment Reporting Information [Line Items]
Revenues	5,906	5,636	6,148
Operating costs and expenses	3,524	3,442	3,914
Selling and administrative	691	695	725
Depreciation and amortization	599	561	616
Operating income (loss)	1,092	938	893
Capital expenditures	667	1,265	1,054
Total assets	13,456	14,076	15,228
Cruise Support
Segment Reporting Information [Line Items]
Revenues	131	119	90
Operating costs and expenses	67	58	39
Selling and administrative	278	223	200
Depreciation and amortization	42	27	25
Operating income (loss)	(256)	(189)	(174)
Capital expenditures	310	162	156
Total assets	1,568	2,248	1,023
Tour and Other
Segment Reporting Information [Line Items]
Revenues	231	226	215
Operating costs and expenses	152	155	160
Selling and administrative	8	9	8
Depreciation and amortization	41	44	35
Operating income (loss)	30	18	12
Capital expenditures	16	13	58
Total assets	458	493	516
Intersegment elimination
Segment Reporting Information [Line Items]
Revenues	(146)	(133)	(128)
Operating costs and expenses	$ (146)	$ (133)	$ (128)